Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	$ 6,416,886	$ 7,357,064
Fuel surcharge	[1]	1,104,281	1,455,427
Total revenue	[1]	7,521,167	8,812,491
Operating income (loss)		757,635	1,146,038
Depreciation and amortization		441,975	430,593
Gain (loss) on sale of land and buildings		(40)	43
Gain, net of impairment, on sale of assets held for sale		14,721	77,911
Gain (loss) on sale of business		(3,011)	73,653
Intangible assets		2,019,301	1,592,110
Total assets		6,283,620	5,505,830
Total liabilities		3,692,210	3,042,760
Additions to property and equipment		360,247	351,269
Operating Segments | Package and Courier
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	461,930	498,972
Fuel surcharge	[1]	121,268	151,872
Total revenue	[1]	583,198	650,844
Operating income (loss)		114,360	134,306
Depreciation and amortization		25,070	26,532
Intangible assets		183,841	180,119
Total assets		359,177	362,724
Total liabilities		100,733	126,383
Additions to property and equipment		22,136	15,097
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	2,777,308	3,243,556
Fuel surcharge	[1]	591,259	779,607
Total revenue	[1]	3,368,567	4,023,163
Operating income (loss)		310,429	470,807
Depreciation and amortization		173,684	152,666
Gain (loss) on sale of land and buildings		(35)
Gain, net of impairment, on sale of assets held for sale		10,546	55,714
Intangible assets		194,782	167,798
Total assets		2,329,677	2,275,672
Total liabilities		778,018	836,937
Additions to property and equipment		217,191	168,667
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,625,592	1,986,331
Fuel surcharge	[1]	310,446	464,707
Total revenue	[1]	1,936,038	2,451,038
Operating income (loss)		237,393	366,868
Depreciation and amortization		194,761	212,430
Gain (loss) on sale of land and buildings		(5)	43
Gain, net of impairment, on sale of assets held for sale		3,949	22,197
Intangible assets		857,666	775,464
Total assets		2,004,163	1,861,093
Total liabilities		462,812	464,962
Additions to property and equipment		115,048	165,953
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,604,878	1,689,122
Fuel surcharge	[1]	92,138	74,158
Total revenue	[1]	1,697,016	1,763,280
Operating income (loss)		160,112	140,446
Depreciation and amortization		47,914	38,244
Gain, net of impairment, on sale of assets held for sale		226
Intangible assets		782,923	468,547
Total assets		1,140,174	731,564
Total liabilities		336,875	239,916
Additions to property and equipment		5,561	1,150
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)		(64,659)	33,611
Depreciation and amortization		546	721
Gain (loss) on sale of business		(3,011)	73,653
Intangible assets		89	182
Total assets		450,429	274,777
Total liabilities		2,013,900	1,374,687
Additions to property and equipment		311	402
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	(52,822)	(60,917)
Fuel surcharge	[1]	(10,830)	(14,917)
Total revenue	[1]	(63,652)	(75,834)
Total liabilities		$ (128)	$ (125)

[1]	Includes intersegment revenue and intersegment fuel surcharge